Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Minimum commitment under noncancelable purchase obligations	$ 246.7